Goodwill and intangible assets - Key assumptions used in the computation of present value in-force long term insurance contracts (Details) - Present value of in-force long-term insurance business - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Hong Kong
Disclosure of detailed information about intangible assets [line items]
Weighted average risk-free rate	2.29%	2.02%
Weighted average risk discount rate	5.90%	6.20%
Expense inflation	3.00%	3.00%
France
Disclosure of detailed information about intangible assets [line items]
Weighted average risk-free rate	1.52%	1.50%
Weighted average risk discount rate	2.35%	2.20%
Expense inflation	1.70%	1.48%
Risk discount rate	2.35%	2.20%
Risk margin	$ 109	$ 80